FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2019
Disclosure Of Fair Value Of Each Investment Designated As Measured At Fair Value Through Other Comprehensive Income Explantory [Abstract]
Disclosure of fair value of each investment designated as measured at fair value through other comprehensive income [text block]

19   FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

	The Group		The Bank
	2019	2018	2019	2018
	£m	£m	£m	£m
Debt securities:
Government securities	13,082	18,971	12,938	18,831
Asset-backed securities	60	57	–	5
Corporate and other debt securities	11,036	5,119	8,783	4,151
	24,178	24,147	21,721	22,987
Treasury and other bills	439	221	439	221
Total financial assets at fair value through other comprehensive income	24,617	24,368	22,160	23,208

At 31 December 2019 £23,385 million (2018: £21,247 million) of financial assets at fair value through other comprehensive income of the Group and £21,052 million (2018: £20,196 million) of the Bank had a contractual residual maturity of greater than one year.

All assets were assessed at Stage 1 at 31 December 2018 and 2019.